5. EQUITY TRANSACTIONS (Details - RSU's outstanding) - shares	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
RSU's vested	46,125
RSU's expected to vest	342,926
Total RSU's outstanding	389,051
Restricted Stock Units (RSUs) [Member]
RSU's vested		46,125
RSU's expected to vest		322,875
Total RSU's outstanding		369,000